UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment: |  |; Amendment Number: ____

This Amendment (Check only one): |  | is a restatement.
                                 |__| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Capital II LLC
Address: 767 Third Avenue, 30th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: Managing Member
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  /s/ Samuel D. Isaly     New York, NY              May 14, 2004
  [Signature]             [City, State]              [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)